Cash and Cash Equivalents - Summary of Time Deposits (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Cash and Cash Equivalents [Line Items]
Time deposits		$ 115,944		$ 314,357
RMB [Member]
Cash and Cash Equivalents [Line Items]
Time deposits			¥ 349,099	53,760
USD [Member]
Cash and Cash Equivalents [Line Items]
Time deposits		$ 115,944		$ 260,597